Supplementary Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash paid (received) for
Interest	$ 1,057	$ 986
Income taxes	79	(13)
Change in working capital
Accounts receivable and other current assets	(479)	(88)
Prepaid expenses	(22)	(15)
Inventories	(153)	(56)
Regulatory assets - current portion	(307)	(99)
Accounts payable and other current liabilities	449	164
Regulatory liabilities - current portion	33	(50)
Change in working capital	(479)	(144)
Non-cash investing and financing activities
Accrued capital expenditures	411	432
Common share dividends reinvested	364	356
Contributions in aid of construction	$ 13	$ 13